Certain Long-Duration Contracts (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Security	Dec. 31, 2011
Certain Long Duration Contracts (Textual) [Abstract]
Reserve balances on guarantees	$ 216,000,000	$ 162,000,000
Guaranteed return of deposits period one	5 years
Guaranteed return of deposits period two	7 years
Guaranteed return of deposits period three	10 years
Transfer of assets from general account to separate account	0	0
Number of primary quarantee types	5
GMDB [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Paid claims for variable annuity contracts with guarantees	30,000,000	40,000,000
Certain Long Duration Contracts (Textual) [Abstract]
Reserve balances on guarantees	65,000,000	80,000,000
Separate Account Value [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Deferred variable annuity	$ 26,700,000,000	$ 24,700,000,000